Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Summary of Inventories

(CAD$ in millions)	December 31, 2023	December 31, 2022
Supplies	$1,318	$1,045
Raw materials	277	278
Work in process	1,046	857
Finished products	655	718
	3,296	2,898
Less non-current portion (Note 15)	(350)	(213)
	$2,946	$2,685